Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	$ 2,952,282	$ 21,607,472
Land [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	2,357,031	21,199,533
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	591,128	236,886
Machinery [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	4,123	13,979
Vines Plantation [Member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale		$ 157,074